Note 8 - Federal Home Loan Bank Advances (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Advances from Federal Home Loan Banks	$ 51,500,000	$ 17,500,000	$ 30,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate		0.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available		$ 1,525,000	1,525,000
Federal Home Loan Bank Advances		$ 0	$ 0